Geographic Information (Tables)	12 Months Ended
Dec. 31, 2011
Geographic Information
Schedule of geographic information

	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011
	$000	$000	$000
Revenue
United Kingdom	1	112	—
Total Revenue	1	112	—
Net loss
United States:
Continuing operations	(1,458)	(3,531)	565
Discontinued operations	(1,549)	(1,131)	(640)
Total United States	(3,007)	(4,662)	(75)
United Kingdom	(16,563)	(11,359)	(15,168)
Total Net Loss	(19,570)	(16,021)	(15,243)

	December 31,
	2010	2011
	$000	$000
Total Assets
United States:
Continuing operations	29,743	20,402
Discontinued operations	312	313
Total United States	30,055	20,715
United Kingdom	1,404	5,283
Total Assets	31,459	25,998

Long Lived Assets, net
United States:
Continuing operations	161	45
Discontinued operations	—	—
Total United States	161	45
United Kingdom	247	122
Total Long Lived Assets, net	408	167